FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 4) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Interest Rate Swaps | Discounted Cash Flows | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)		0.933
FX Pair Correlation		0.933
Interest Rate Swaps | Discounted Cash Flows | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)		0.126
FX Pair Correlation		(0.5)
Interest Rate Swaps | Discounted Cash Flows | FX Pair Correlation
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 4
Interest Rate Swaps | Discounted Cash Flows | Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ (1)
Interest Rate Swaps | Discounted Cash Flows - Internal Model (for CVA/DVA) | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread		1,000
Interest Rate Swaps | Discounted Cash Flows - Internal Model (for CVA/DVA) | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread		1,000
Interest Rate Swaps | Discounted Cash Flows - Internal Model (for CVA/DVA) | Credit Spread
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 6
Other Derivatives | Discounted Cash Flows - Internal Model (for CVA/DVA) | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread	1,000	70
Other Derivatives | Discounted Cash Flows - Internal Model (for CVA/DVA) | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread	70	70
Other Derivatives | Discounted Cash Flows - Internal Model (for CVA/DVA) | Credit Spread
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date	€ (9)	€ (13)
Other Derivatives | Monte Carlo | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Volatility of stock price	0.49	0.39
Other Derivatives | Monte Carlo | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Volatility of stock price	0.49	0.39
Other Derivatives | Monte Carlo | Volatility of stock price
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date	€ 8	€ 16
Other Derivatives | Binomial model | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Volatility of stock price	1.0483
Other Derivatives | Binomial model | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Volatility of stock price	0.3074
Other Derivatives | Binomial model | Volatility of stock price
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date	€ 2
Interest Rate Derivative [Member] | Discounted Cash Flows | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	0.995
Interest Rate Derivative [Member] | Discounted Cash Flows | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	(0.5)
Interest Rate Derivative [Member] | Discounted Cash Flows | Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date	€ 3
Interest Rate Derivative [Member] | Discounted Cash Flows - Internal Model (for CVA/DVA) | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread	1,000
Interest Rate Derivative [Member] | Discounted Cash Flows - Internal Model (for CVA/DVA) | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread	80
Interest Rate Derivative [Member] | Discounted Cash Flows - Internal Model (for CVA/DVA) | Credit Spread
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date	€ 4
Trading debt securities issued by foreign financial institutions | Derivative Instrument Risk [Domain] | Price Based | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Price		101.24
Trading debt securities issued by foreign financial institutions | Derivative Instrument Risk [Domain] | Price Based | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Price		101.24
Trading debt securities issued by foreign financial institutions | Derivative Instrument Risk [Domain] | Price Based | Price
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 8
Available-for-sale Greek Government bonds | Derivative Instrument Risk [Domain] | Discounted Cash Flows | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread over 30 years (bps)	358	610
Available-for-sale Greek Government bonds | Derivative Instrument Risk [Domain] | Discounted Cash Flows | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread over 30 years (bps)	358	610
Available-for-sale Greek Government bonds | Derivative Instrument Risk [Domain] | Discounted Cash Flows | Credit Spread
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date	€ 504	€ 300
Available-for-sale Corporate debt securities issued by companies incorporated in Greece | Derivative Instrument Risk [Domain] | Discounted Cash Flows | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread	321	607
Available-for-sale Corporate debt securities issued by companies incorporated in Greece | Derivative Instrument Risk [Domain] | Discounted Cash Flows | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread	305	450
Available-for-sale Corporate debt securities issued by companies incorporated in Greece | Derivative Instrument Risk [Domain] | Discounted Cash Flows | Credit Spread
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date	€ 17	€ 19
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece | Derivative Instrument Risk [Domain] | Price Based | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread	93.76	93.76
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece | Derivative Instrument Risk [Domain] | Price Based | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread	93.76	93.76
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece | Derivative Instrument Risk [Domain] | Price Based | Credit Spread
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date	€ 8	€ 9
Debt securities issued by other governments and public sector entities | Derivative Instrument Risk [Domain] | Discounted Cash Flows | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread		789
Debt securities issued by other governments and public sector entities | Derivative Instrument Risk [Domain] | Discounted Cash Flows | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread		789
Debt securities issued by other governments and public sector entities | Derivative Instrument Risk [Domain] | Discounted Cash Flows | Credit Spread
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 14
Available-for-sale Debt securities issued by other governments and public sectror entities | Derivative Instrument Risk [Domain] | Discounted Cash Flows | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread	189
Available-for-sale Debt securities issued by other governments and public sectror entities | Derivative Instrument Risk [Domain] | Discounted Cash Flows | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread	189
Available-for-sale Debt securities issued by other governments and public sectror entities | Derivative Instrument Risk [Domain] | Discounted Cash Flows | Credit Spread
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date	€ 10